Managers AMG Funds
                                          40 Richards Avenue
                                          Norwalk, CT  06854
                                              (203) 857-5321



October 29, 1999

VIA EDGAR
----------

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attn:  Division of Investment Management


Re:  Managers AMG Funds
     File Nos. 333-84639, 811-9521
     ---------------------------------------------------

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Managers AMG Funds (the "Trust") hereby certifies that:

     (1) the forms of prospectus and statement of additional information that would have been filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement on Form N-1A; and

     (2) the text of Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
          Commission on October 21, 1999.


Very truly yours,

Managers AMG Funds

By:  /s/Donald S. Rumery
     -------------------
     Donald S. Rumery
     Treasurer


cc:  John M. Ganley, Esquire
     Securities and Exchange Commission